Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Dec. 23, 2013
Document Effective Date	Dec. 26, 2013
Prospectus Date	Dec. 26, 2013
Credit Suisse Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	CSNAX
Credit Suisse Emerging Markets Equity Fund | Class C
Risk/Return:
Trading Symbol	CSNCX
Credit Suisse Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	CSNIX